UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21403

Western Asset/Claymore Inflation-Linked

Securities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 110.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,462,960	$11,685,770
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	52,987,986	58,280,603	(a)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	31,643,345	34,652,213	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	152,423	194,952
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	5,236,020	6,183,384
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	7,468,157	9,914,512
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,421,800	4,259,631
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,478,568	4,353,779
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	3,284,000	3,143,751
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,608,420	1,488,702
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	16,819,020	18,371,939	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,369,934	8,861,009
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	1,378,728	1,340,292
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	2,999,190	3,012,469
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	39,460,130	39,663,340
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	30,511,190	30,542,636	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	38,087,771	37,973,316	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	35,353,363	36,186,133	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,339,980	14,505,747
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	24,549,716	24,271,991	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	23,497,100	23,062,952	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,722,530	2,708,724
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,601,797	14,642,708
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	5,120,982	4,985,025
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	21,466,496	21,355,655	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $417,980,125)				415,641,233

ASSET-BACKED SECURITIES - 2.9%
Ameriquest Mortgage Securities Inc., 2005-R10 M5 (1 mo. USD LIBOR + 0.630%)	2.251%	1/25/36	9,650,000	8,736,046	(b)
Conseco Financial Corp., 1997-8 A	6.780%	10/15/27	323,913	330,817
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	1.768%	7/15/35	845,705	807,623	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.728%	1/15/37	1,179,069	1,122,593	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,074,361)				10,997,079

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 6.3%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1 (12 mo. USD LIBOR + 2.500%)	3.932%	11/25/34	28,843	28,191	(b)
Bellemeade Re Ltd., 2016-1A M2B (1 mo. USD LIBOR + 6.500%)	8.121%	4/25/26	2,554,607	2,639,228	(b)(d)(e)
Chase Mortgage Finance Corp., 2007-A1 2A3 (12 mo. USD LIBOR + 2.040%)	3.677%	2/25/37	8,732	8,854	(b)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.692%	10/27/36	2,430,000	1,572,419	(b)(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	1,223,214	$105,315
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	3,474,414	284,147
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.071%	10/25/29	1,300,000	1,426,907	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.339%	8/25/22	152,087,173	1,962,290	(b)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO (-1.000 x 1 mo. USD LIBOR + 4.914%)	1.572%	5/25/18	1,602,425	3,257	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.521%	11/25/24	1,147,419	1,314,953	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.071%	1/25/29	730,732	737,821	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.471%	10/25/29	1,340,000	1,498,751	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.621%	10/25/29	1,310,000	1,400,575	(b)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.449%	9/16/46	4,423,952	70,324	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.514%	3/16/49	1,290,423	25,633	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.284%	2/16/53	1,999,955	44,126	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.779%	1/16/54	6,442,693	324,721	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.071%	9/16/44	2,599,746	129,868	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.371%	2/16/48	681,711	23,751	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.861%	9/16/55	1,613,978	85,234	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.857%	10/16/56	15,077,778	795,401	(b)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.878%	3/16/52	24,981,518	1,433,674	(b)
Government National Mortgage Association (GNMA), 2015-183 IO	0.955%	9/16/57	27,522,203	1,895,718	(b)
GSR Mortgage Loan Trust, 2004-11 1A1 (12 mo. USD LIBOR + 2.000%)	3.842%	9/25/34	83,415	84,829	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1 (12 mo. USD LIBOR + 2.010%)	3.585%	11/25/33	3,196	3,298	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.470%	2/25/34	11,772	11,813	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C20 D	3.071%	2/15/48	2,970,000	2,281,958	(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,093,180	1,106,367	(b)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	1.701%	10/26/36	2,683,462	2,166,283	(b)(d)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	59,741	$49,870
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A (1 year U.S. Treasury Constant Maturity Rate + 2.320%)	3.227%	8/25/33	374,777	380,712	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	9,745	10,678

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $27,511,663)				23,906,966

CORPORATE BONDS & NOTES - 7.5%
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	900,000	888,534	(d)

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	630,000	610,313

TOTAL CONSUMER STAPLES				1,498,847

ENERGY - 4.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	200,000	200,444

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	200,000	218,374
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,568,018
Apache Corp., Senior Notes	2.625%	1/15/23	200,000	191,557
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	461,097
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,209,887
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	200,000	193,748
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000	195,665
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	1,920,064	(d)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	80,000	68,600	(d)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	200,849
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	1,638,611
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,400,000	2,454,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000	460,688
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	774,796
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	385,000	369,600
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	490,000	369,950
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	200,000	248,853
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,027,500
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,430,450
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	800,000	890,240	(f)

Total Oil, Gas & Consumable Fuels				16,892,547

TOTAL ENERGY				17,092,991

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,720,600

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.620%	12/21/65	1,010,000		$997,375	(b)(d)

TOTAL FINANCIALS					3,717,975

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.4%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,520,000		1,482,000	(d)

Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,380,000		2,097,375	(d)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	150,000		151,312	(d)

Total Pharmaceuticals					2,248,687

TOTAL HEALTH CARE					3,730,687

MATERIALS - 0.6%
Metals & Mining - 0.6%
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	200,000		224,395
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000		195,444	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		1,787,271

TOTAL MATERIALS					2,207,110

TOTAL CORPORATE BONDS & NOTES (Cost - $26,607,731)					28,247,610

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.5%
Brazil - 0.9%
Federative Republic of Brazil, Notes	6.000%	8/15/50	3,300,000	BRL	3,565,901

Italy - 2.6%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.100%	9/15/26	6,513,120	EUR	9,641,257	(f)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $11,013,263)					13,207,158

SOVEREIGN BONDS - 4.9%
Argentina - 0.9%
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.278%	6/21/20	64,160,000	ARS	3,479,320	(b)

Chile - 1.0%
Republic of Chile, Senior Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,988,360

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,520,000		1,646,920	(d)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	520,000		534,950	(f)

Total Ecuador					2,181,870

Indonesia - 1.2%
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	49,188,000,000	IDR	3,633,154
Republic of Indonesia, Senior Notes	5.125%	1/15/45	200,000		207,301	(d)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	400,000		396,807	(d)
Republic of Indonesia, Senior Notes	4.350%	1/11/48	290,000		276,167

Total Indonesia					4,513,429

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.500%	11/28/27	200,000		$202,716	(d)

Russia - 1.1%
Russian Federal Bond, Bonds	7.050%	1/19/28	236,150,000	RUB	4,234,479

TOTAL SOVEREIGN BONDS (Cost - $18,217,033)					18,600,174

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Bonds (Cost - $2,861,629)	2.750%	11/15/47	2,930,000		2,715,229

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $512,265,805)					513,315,449

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,585,593)	1.320%		1,585,593		1,585,593

TOTAL INVESTMENTS - 136.2% (Cost - $513,851,398)					514,901,042
Liabilities in Excess of Other Assets - (36.2)%					(136,828,985)

TOTAL NET ASSETS - 100.0%					$378,072,057

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
RUB	— Russian Ruble

At February 28, 2018, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	1.72%	2/15/2018	5/15/2018	$149,140,450	U.S. Treasury inflation protected securities	$152,964,564

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	62	12/18	$15,333,576	$15,107,850	$(225,726)
90-Day Eurodollar	164	12/19	39,872,795	39,831,500	(41,295)
Brent Crude	122	3/18	7,724,314	7,897,060	172,746
Canadian Dollar	234	3/18	18,319,648	18,242,640	(77,008)
Euro	83	3/18	12,313,884	12,675,137	361,253
Euro-BTP	33	3/18	5,574,046	5,509,582	(64,464)
Gold 100 Ounce	54	4/18	7,265,808	7,116,660	(149,148)
Japanese Yen	35	3/18	3,881,113	4,106,375	225,262
LME Copper	111	5/18	8,677,606	8,692,688	15,082
Mexican Peso	273	3/18	7,082,434	7,222,215	139,781
Silver	10	5/18	827,270	820,350	(6,920)
U.S. Treasury 10-Year Notes	636	6/18	76,322,239	76,349,812	27,573
U.S. Treasury Ultra Long-Term Bonds	172	6/18	26,649,963	26,810,500	160,537
U.S. Treasury Ultra10-Year Notes	178	6/18	22,760,895	22,795,125	34,230
WTI Crude	158	6/18	8,855,404	9,585,860	730,456
WTI Crude	77	11/21	4,077,304	3,936,240	(141,064)

					$1,161,295

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	150	3/18	$36,885,105	$36,706,875	$178,230
90-Day Eurodollar	32	9/18	7,854,496	7,808,400	46,096
British Pound	33	3/18	2,764,579	2,841,712	(77,133)
Euro-Bund	30	3/18	5,837,108	5,835,505	1,603
Euro-Bund	131	6/18	25,050,902	25,054,985	(4,083)
U.S. Treasury 5-Year Notes	401	6/18	45,703,880	45,685,805	18,075
U.S. Treasury Long-Term Bonds	106	6/18	15,199,771	15,204,375	(4,604)
U.S. Treasury Ultra Long-Term Bonds	33	3/18	5,127,316	5,171,719	(44,403)
WTI Crude	158	3/18	9,252,164	9,739,120	(486,956)

					(373,175)

Net unrealized appreciation on open futures contracts					$788,120

At February 28, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	31,123,500,000	USD	2,298,973	Bank of America N.A.	4/19/18	$(42,922)
USD	1,283,502	IDR	17,269,513,296	Bank of America N.A.	4/19/18	31,685
USD	1,299,567	IDR	17,492,170,976	Bank of America N.A.	4/19/18	31,611
USD	1,241,737	IDR	16,821,815,728	Bank of America N.A.	4/19/18	22,373
USD	3,758,470	RUB	215,210,000	Bank of America N.A.	4/19/18	(38,051)
COP	50,419,360,000	USD	17,222,668	Barclays Bank PLC	4/19/18	345,039
GBP	2,415,890	USD	3,319,155	Barclays Bank PLC	4/19/18	14,186
IDR	20,460,000,000	USD	1,526,182	Barclays Bank PLC	4/19/18	(43,097)
JPY	880,310	USD	7,953	Barclays Bank PLC	4/19/18	325
MYR	16,400,000	USD	4,122,675	Barclays Bank PLC	4/19/18	58,491
USD	22,881,353	EUR	18,712,491	Barclays Bank PLC	4/19/18	(31,574)
USD	3,733,703	MXN	70,020,000	Barclays Bank PLC	4/19/18	47,902
CAD	6,000,000	USD	4,811,432	Citibank N.A.	4/19/18	(131,177)
EUR	610,000	USD	759,543	Citibank N.A.	4/19/18	(12,615)
RUB	916,301,000	USD	15,851,272	Citibank N.A.	4/19/18	313,202
USD	3,771,982	COP	10,857,650,000	Citibank N.A.	4/19/18	(11,168)
INR	245,800,000	USD	3,814,875	JPMorgan Chase & Co.	4/19/18	(63,050)
MXN	100,860,000	USD	5,212,538	JPMorgan Chase & Co.	4/19/18	96,658
USD	10,244,616	TWD	301,120,000	JPMorgan Chase & Co.	4/19/18	(95,676)

Total						$492,142

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated Schedule of investments (unaudited) (cont’d)	February 28, 2018

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At February 28, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.29 Index	$32,170,000	12/20/22	1.000% quarterly	$629,181	$662,192	$(33,011)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset/Claymore Inflation-Linked Securities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$415,641,233	—	$415,641,233
Asset-Backed Securities	—	10,997,079	—	10,997,079
Collateralized Mortgage Obligations	—	21,267,738	$2,639,228	23,906,966
Corporate Bonds & Notes	—	28,247,610	—	28,247,610
Non-U.S. Treasury Inflation Protected Securities	—	13,207,158	—	13,207,158
Sovereign Bonds	—	18,600,174	—	18,600,174
U.S. Government & Agency Obligations	—	2,715,229	—	2,715,229

Total Long-Term Investments	—	510,676,221	2,639,228	513,315,449

Short-Term Investments†	$1,585,593	—	—	1,585,593

Total Investments	1,585,593	510,676,221	2,639,228	514,901,042

Other Financial Instruments:
Futures Contracts	2,110,924	—	—	2,110,924
Forward Foreign Currency Contracts	—	961,472	—	961,472

Total Other Financial Instruments	2,110,924	961,472	—	3,072,396

Total	$3,696,517	$511,637,693	$2,639,228	$517,973,438

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,322,804	—	—	$1,322,804
Forward Foreign Currency Contracts	—	$469,330	—	469,330
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	33,011	—	33,011

Total	$1,322,804	$502,341	—	$1,825,145

†	See Consolidated Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
President

Date:	April 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2018